PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Siam Fiber Optics Co., Ltd. (“SFO”)
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	$ 0